Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
2012	$ 13,674	¥ 1,137,000
2013	7,348	611,000
2014	3,392	282,000
2015	1,455	121,000
2016	1,034	86,000
2017 and thereafter	205	17,000
Total minimum lease payments	27,108	2,254,000
Less-Amount representing interest	(758)	(63,000)
Present value of net minimum lease payments	26,350	2,191,000
Less-Current obligations	(13,241)	(1,101,000)
Long-term capital lease obligations	$ 13,109	¥ 1,090,000